Groups of assets and liabilities held for sale (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of assets and liabilities classified as held for sale
	June 30, 2021	June 30, 2020 (i)
Property, plant and equipment	-	53,650
Intangible assets	-	2,047
Investments in associates	-	336
Deferred income tax assets	-	1,223
Trade and other receivables	-	2,777
Cash and cash equivalents	-	2,567
Total assets held-for-sale	-	62,600
Trade and other payables	-	14,909
Salaries and social security liabilities	-	581
Employee benefits	-	580
Deferred income tax liabilities	-	2,933
Borrowings	-	14,359
Total liabilities held-for-sale	-	33,362
Total net assets held-for-sale	-	29,238